Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Statutory U.S. Federal income tax	$ (2,034)
Statutory U.S. Federal income tax, percentage	21.00%	21.00%
Statutory U.S. Federal income tax	$ (110)
State income taxes, net percentage	1.10%
Statutory U.S. Federal income tax	$ (2)
Meals and entertainment, percentage
Statutory U.S. Federal income tax	$ (275)
Change in valuation allowance, percentage	2.80%
Statutory U.S. Federal income tax
Warrant valuation, percentage
Statutory U.S. Federal income tax
Tax effect of non-deductible equity instruments, percentage
Statutory U.S. Federal income tax	$ 2,419
Return to provision adjustment, percentage	(25.00%)
Statutory U.S. Federal income tax	$ 2
Other, percentage
Statutory U.S. Federal income tax
Total provision, percentage	(0.10%)